Acquisitions and Disposals - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Detailed Information about Business Combination [Line Items]
Total consideration for acquisitions	€ 1,078	€ 304
Home and personal care business of Quala [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Acquisition date	Feb. 28, 2018
Acquisition description	The main acquisition in the first half of 2018 was the home and personal care business of Quala in Latin America, which completed on 28 February 2018
Name of acquiree	Quala